Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income before income taxes as used for income tax purposes
Domestic	$ 560,395	$ 539,120	$ 591,558
Foreign	181,153	138,664	31,259
Total	741,548	677,784	622,817
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
Effect of State and local income taxes	2.10%	1.60%	1.70%
Effect of Investment vehicles	(1.90%)	(1.60%)	(3.60%)
Effect of ESOP IRS audit settlement	10.10%
Domestic production activities	(2.40%)	(2.50%)	(1.70%)
Other - net	(2.50%)	(0.70%)	(1.40%)
Effective tax rate	40.40%	31.80%	30.00%
Reconciliation of unrecognized tax
Balance at beginning of year	31,268	36,963	38,051
Additions based on tax positions related to the current year	2,807	3,109	3,357
Additions for tax positions of prior years	1,354	1,841	9,170
Reductions for tax positions of prior years	(3,339)	(9,123)	(4,111)
Settlements	(1,089)	(55)	(7,937)
Lapses of Statutes of Limitations	(1,335)	(1,467)	(1,567)
Balance at end of year	$ 29,666	$ 31,268	$ 36,963